Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Bond Index Funds
Entity Central Index Key	0000794105
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000226472
Shareholder Report [Line Items]
Fund Name	Ultra-Short Bond ETF
Class Name	ETF Shares
Trading Symbol	VUSB
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Ultra-Short Bond ETF (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund outperformed its benchmark, the Bloomberg U.S. Treasury Bellwethers: 1 Year Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.

  Unlike its benchmark, which consists of the most recently issued U.S. Treasury note, the Fund invests in a diversified portfolio of primarily high-quality securities in the credit sector, including investment-grade corporates and asset-backed securities.

  The additional yield above Treasuries from exposure to high-quality credit drove the Fund’s outperformance.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Bloomberg U.S. Treasury Bellwethers: 1 Year Index	Bloomberg U.S. Aggregate Bond Index
4/5/21	$10,000	$10,000	$10,000
6/30/21	$10,021	$10,002	$10,162
9/30/21	$10,033	$10,005	$10,167
12/31/21	$10,012	$9,996	$10,168
3/31/22	$9,910	$9,931	$9,565
6/30/22	$9,894	$9,912	$9,116
9/30/22	$9,881	$9,909	$8,683
12/31/22	$9,969	$9,984	$8,846
3/31/23	$10,094	$10,117	$9,108
6/30/23	$10,176	$10,162	$9,031
9/30/23	$10,302	$10,294	$8,739
12/31/23	$10,524	$10,499	$9,335
3/31/24	$10,643	$10,589	$9,262
6/30/24	$10,780	$10,708	$9,268
9/30/24	$11,016	$10,925	$9,750
12/31/24	$11,120	$11,027	$9,451

Average Annual Return [Table Text Block]
	1 Year	Since Inception 4/5/21
ETF Shares Net Asset Value	5.66%	2.88%
ETF Shares Market Price	5.69%	2.90%
Bloomberg U.S. Treasury Bellwethers: 1 Year Index	5.03%	2.65%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.50%

AssetsNet	$ 4,408,000,000
Holdings Count | Holding	789
Advisory Fees Paid, Amount	$ 517,000
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$4,408
Number of Portfolio Holdings	789
Portfolio Turnover Rate	62%
Total Investment Advisory Fees (in thousands)	$517

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Asset-Backed/Commercial Mortgage-Backed Securities	28.2%
Corporate Bonds	63.4%
Sovereign Bonds	1.6%
U.S. Government and Agency Obligations	0.5%
Other Assets and Liabilities—NetFootnote Reference	6.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature